Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
Note 19 - Accrued Expenses

	As of December 31,
(In $ millions)	2023	2022
Accrued goods and services received, not invoiced	19.7	22.2
Accrued payroll and bonus	12.3	8.6
Other accrued expenses (1)	45.0	50.0
Total	77.0	80.8

(1) Other accrued expenses includes holding costs, professional fees, management fees and other accrued expenses related to rig operations.